International Theme Parks Impact of Consolidating Balance Sheets of International Theme Parks - Asia International Theme Parks (Details) - USD ($) $ in Millions	Dec. 29, 2018	Sep. 29, 2018	Sep. 30, 2017
Schedule of Condensed Consolidating Balance Sheets - Asia International Theme Parks [Line Items]
Total assets	$ 99,941	$ 98,598	$ 95,789
Parks, resorts and other property	29,797	29,540	28,406
Asia International Theme Parks
Schedule of Condensed Consolidating Balance Sheets - Asia International Theme Parks [Line Items]
Total assets	8,000	8,000	8,000
Parks, resorts and other property	7,000	7,000	7,000
Total liabilities	$ 2,000	$ 2,000	$ 2,000